Financial Instruments – Risk Management	12 Months Ended
Jun. 30, 2025
Financial Instruments – Risk Management [Abstract]
FINANCIAL INSTRUMENTS – RISK MANAGEMENT
15.	FINANCIAL INSTRUMENTS – RISK MANAGEMENT

The Group is exposed to a variety of financial risks that arise from its activities and from its use of financial instruments. This Note provides information on the Group’s exposure to certain main risks, the Group’s objectives, policies and processes regarding the measurement and management of each risk.

The Group does not use derivative financial instruments to hedge any of the above risks.

General objectives, policies, and processes

The Board of Directors has overall responsibility for establishing and monitoring the Group’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the function to design and operate processes that ensure the effective implementation of the objectives and policies to the management that periodically reports to the Board of Directors on the evolution of the risk management activities and results. The overall objective of the Board of Directors is to set policies that seek to reduce risk as much as possible without unduly affecting the Group’s competitiveness and flexibility.

The Group’s risk management policy is established to identify and analyze the risks facing the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. The risks and methods for managing the risks are reviewed regularly in order to reflect changes in market conditions and the Group’s activities. The Group, through training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all the employees understand their roles and obligations.

The Group seeks to use suitable means of financing to minimize the Group’s capital costs and to manage and control the Group’s financial risks effectively. There have been no substantive changes in the Group’s exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this Note.

The Group adopted a code of ethics applicable to its principal executive, financial and accounting officers and all employees.

The principal risks and uncertainties facing the business, set out below, do not appear in any particular order of potential materiality or probability of occurrence.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations, which derives mainly from trade and other receivables, as well as from cash and deposits in financial institutions.

The credit risk to which the Group is exposed is mainly defined in the Group’s accounts receivable followed by cash and cash equivalents, with the logical importance of being able to satisfy the Group’s needs in the short term.

Trade and other receivables

Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations and derives mainly from trade receivables and other receivables generated by services and product sales. The Group is also exposed to political and economic risk events, which may cause nonpayment of local and foreign currency obligations to the Group owed by customers, partners, contractors and suppliers.

The Group sells its products to a diverse base of customers. Customers include multi-national and local agricultural companies, distributors, and farmers who purchase the Group’s products. Type and class of customers may differ depending on the Group’s business segments.

The Group’s management determines concentrations of credit risk by periodically monitoring the credit worthiness rating of existing customers and through a monthly review of the trade receivables’ aging analysis. In monitoring the customers’ credit risk, customers are grouped according to their credit characteristics.

The Group’s policy is to manage credit exposure to counterparties through a process of credit rating. The Group performs credit evaluations of existing and new customers, and every new customer is examined thoroughly regarding the quality of its credit before offering the customer transaction terms. The examination made by the Group includes outside credit rating information, if available. Additionally, and even if there is no independent outside rating, the Group assesses the credit quality of the customer taking into account its financial position, past experience, bank references and other factors. A credit limit is prescribed for each customer. These limits are examined periodically. Customers that do not meet the Group’s criteria for credit quality may do business with the Group on a prepayment basis or by furnishing collateral satisfactory to the Group. The Group may still seek collateral and guarantees as it may consider appropriate regardless the credit profile of any customer.

Cash and deposits in banks

The Group is exposed to counterparty credit risk on cash and cash equivalent balances. The Group holds cash on deposit with a number of financial institutions. The Group manages its credit risk exposure by limiting individual deposits to clearly defined limits. The Group only deposits with high quality banks and financial institutions.

The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents in the statement of financial position.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its financial obligations when they come due.

The Group’s approach to managing its liquidity risk is to manage the profile of debt maturities and funding sources, maintaining sufficient cash, and ensuring the availability of funding from an adequate amount of credit facilities. The Group’s ability to fund its existing and prospective debt requirements is managed by maintaining diversified funding sources.

The cash flow forecast is determined at both an entity level and consolidated level. The forecasts are reviewed by the Board of Directors in advance, enabling the Group’s cash requirements to be anticipated. The Group examines the forecasts of its liquidity requirements in order to ascertain that there is sufficient cash for the operating needs, including the amounts required in order to settle financial liabilities.

As explained in Note 1 – The Group’s business reorganization and general information, in the near term, management plans to continue to focus on raising the funds necessary to fully implement the Group’s business plan. Management believes that certain shareholders and/or investors will continue to advance the capital required to meet the Group’s financial obligations. There is no assurance, however, that these investors and shareholders will continue to advance capital to the Group or that the business operations will be profitable. The possibility of failure in obtaining additional funding and the potential inability to achieve profitability raise substantial doubts about the Group’s ability to continue as a going concern.

The following table sets out the contractual maturities of financial liabilities:

As of June 30, 2025	Up to 3 months	3 to 12 months	Between one and three years
Trade and other payables	7,323,933	-	-
Borrowings	227,154,007	-	1,348,173
Convertible notes	-	-	18,260,456
Lease liability	117,463	-	-
Total	234,595,403	-	19,608,629

As of June 30, 2024	Up to 3 months	3 to 12 months	Between one and three years
Trade and other payables	107,801,065	61,136,471	-
Borrowings	87,538,816	146,971,935	127,248,305
Consideration for acquisition of assets	-	4,571,824	2,005,143
Convertible notes	-	-	80,809,686
Lease liability	738,561	2,384,217	8,161,359
Total	196,078,442	215,064,447	218,224,493

As of June 30, 2025 and 2024, the Group had no exposure to derivative liabilities.

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rate. Currency on foreign exchange risk arises when the Group enters into transactions denominated in a currency other than its functional currency.

Part of the Company’s business activities is conducted in Argentine pesos. However, some of the subsidiaries using the Argentine peso as their functional currency also have significant transactions denominated in U.S. dollars, mainly with respect to sales and financing activities.

The table below sets forth the net exposure to currency risk as of June 30, 2025:

Net foreign currency position	06/30/2025
Amount expressed in US$	(206,837,587)
Other currencies	(49,304,636)

The main Argentinian subsidiaries of the Group have changed their functional currency from Argentine Pesos to US Dollar (Note 2 – Accounting standards and basis of preparation).

Considering only this net currency exposure as of June 30, 2025, if an Argentine peso/US dollar revaluation or depreciation in relation to other foreign currencies with the remaining variables remaining constant, would have a positive or a negative impact on comprehensive income as a result of foreign exchange gains or losses. The Company estimates that a devaluation or an appreciation of the Argentine peso against the U.S. dollar of 20% during the year ended June 30, 2025, would have resulted in the following results:

	Estimated
Exchange rate variation	(-) 20%	(+) 20%
Argentine peso amount expressed in US$	(51,228,445)	51,228,445

Interest rate risk

The Group’s financing costs may be affected by interest rate volatility. Borrowings under the Group’s interest rate management policy may be fixed or floating rate. The Group maintains adequate committed borrowing facilities and holds most of its financial assets primarily in cash or checks collected from customers that are readily convertible into known amounts of cash.

The Group’s interest rate risk arises from long-term borrowings. Borrowings issued at floating rates expose the Group to cash flow interest rate risk. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group has not entered into derivative contracts to hedge this exposure.

The Group does not use derivative financial instruments to hedge its interest rate risk exposure.

The Group’s debt composition is set out below.

	06/30/2025	06/30/2024
Carrying amount
Fixed-rate instruments
Current financial liabilities	227,154,007	187,141,491
Non-current financial liabilities	19,608,629	193,681,929
	246,762,636	380,823,420
Variable-rate instruments
Current financial liabilities	-	47,369,260
Non-current financial liabilities	-	14,376,062
	-	61,745,322

The Group does not use derivative financial instruments to hedge its interest rate risk exposure.

Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

The Group manages its capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of any dividends it could pay to shareholders, return capital to shareholders, issue new shares, or sell assets to reduce debt.

Financial instruments by category

The following tables show additional information required under IFRS 7 on the financial assets and liabilities recorded as of June 30, 2025 and 2024.

Financial assets by category

	Amortized cost		Mandatorily measured at fair value through profit or loss
Financial asset	06/30/2025	06/30/2024	06/30/2025	06/30/2024
Cash and cash equivalents	767,919	27,210,070	-	56,284,573
Other financial assets	8,234,539	-	19,722	14,858,124
Trade receivables	6,085,400	209,007,195	-	-
Other receivables (*)	14,085,303	45,342,974	-	-
Total	29,173,161	281,560,239	19,722	21,142,697

(*)	Advances expenses and tax balances are not included.

Financial liabilities by category

	Amortized cost		Mandatorily measured at fair value through profit or loss
Financial liability	06/30/2025	06/30/2024	06/30/2025	06/30/2024
Trade and other payables	7,323,933	156,947,744	-	11,989,792
Borrowings	228,502,180	361,759,056	-	-
Consideration for acquisition of assets	-	3,852,853	-	2,724,114
Convertible notes	18,260,456	80,809,686	-	-
Lease liability	117,463	11,284,137	-	-
Warrants	-	-	1,211,093	-
Total	254,204,032	614,653,476	1,211,093	14,713,906

Financial instruments measured at fair value

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets, and financial and non-financial liabilities.

The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the chief financial officer.

The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of the Accounting Standards, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group’s audit committee.

Fair value by hierarchy

According to the requirements of IFRS 7, the Group classifies each class of financial instrument valued at fair value into three levels, depending on the relevance of the judgment associated to the assumptions used for measuring the fair value.

Level 1 comprises financial assets and liabilities with fair values determined by reference to quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 comprises inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3 comprises financial instruments with inputs for estimating fair value that are not based on observable market data.

	Level 1	Level 2	Level 3
Measurement at fair value at 06/30/2025
Financial assets at fair value
Investments at fair value	19,722	-	-

Financial liabilities valued at fair value
Warrant liability	181,093	-	1,030,000

	Level 1	Level 2	Level 3
Measurement at fair value at 06/30/2024
Financial assets at fair value
Mutual funds	12,943,378	-	-
Moolec Science SA shares	2,191,286	-	-
Investments at fair value	2,311,604	-	-
US Treasury bills	1,993,668	-	-
Other investments	1,702,761	-	-

Financial liabilities valued at fair value
Trade and other payables	-	11,989,792	-
Consideration for acquisition	2,724,114	-	-

Estimation of fair value

The fair value of marketable securities, mutual funds and US Treasury Bills is calculated using the market approach using quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information and thus rely as little as possible on specific estimates of the entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer. There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 7.12).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.